LOAN RECEIVABLE (Details) - CAD ($)	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Jan. 01, 2020	Jul. 26, 2019
Loan Receivable [Line Items]
Current loans and receivables	$ 250,000	$ 2,229,000	$ 2,229,000
Accumulated impairment
Loan Receivable [Line Items]
Current loans and receivables	$ 1,979,000
Advance payment and support agreement | Secured loan
Loan Receivable [Line Items]
Maximum advance payment in the form of secured loan					$ 3,000,000
Percentages of accrued interest receivable				9.00%